Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax and Tax Rate [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong
Income Tax and Tax Rate [Line Items]
Income tax rate	16.50%
Preferential income tax rate	8.25%
Assessable profits threshold for preferential income tax rate	$ 2.0
Mainland
Income Tax and Tax Rate [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%